Post-employment Benefits - Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefit plans
Minimum investment required (as a percent)	30.00%
Weighted average asset allocation (as a percent)	100.00%	100.00%
Fair value os plan assets held by the trust	$ 101,690	$ 136,963
Weighted average expected long-term rate of return of plan assets	6.59%	7.02%
Minimum
Post-employment benefit plans
Term for liquidity of mutual funds	1 day
Maximum
Post-employment benefit plans
Term for liquidity of mutual funds	1 month
Equity securities
Post-employment benefit plans
Target allocation (as a percent)	20.00%
Weighted average asset allocation (as a percent)	28.80%	28.60%
Fixed rate instruments
Post-employment benefit plans
Target allocation (as a percent)	80.00%
Weighted average asset allocation (as a percent)	71.20%	71.40%